Investment Objectives and Goals - iShares Prime Money Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES PRIME MONEY MARKET ETF Ticker: PMMF Stock Exchange: NYSE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Prime Money Market ETF (the “Fund”) seeks as high a level of current income as is consistent with liquidity and stability of principal.